Dear Shareholder,

The quarter ended January 31, 2004, was an eventful period. In December 2003, Saddam Hussein was taken into custody by U.S. troops, and some of the tension over the conflict in Iraq eased. The 2004 presidential race entered high gear, and the economy and the markets took the center stage. The economic indicators during the period suggested a healthy and rapidly growing economy, with GDP growing at 4.1% during the last calendar quarter of 2003. However, there has been an unusual lack of robust job growth in the current recovery, and this is likely to be the key issue for the election.

Consumer spending continued to rise, and corporations finally began to increase capital spending. Consumer confidence remained at decent levels but was hindered by the uncertain job picture. Though the unemployment rate fell to 5.6% in January, there was little evidence of job creation. In terms of consumer demand, the slackness in the labor market has been offset somewhat by fiscal stimulus in the form of tax refunds and by low-interest rates. Even though mortgage refinancing activity slowed from its summer 2003 peak, core inflation remains below 1.5%, and the result is that while the Fed has changed its language, rates are unlikely to change until at least the summer.

The equity markets continued to rally through the first half of January, and pulled back in the final two weeks of the quarter. The Dow was up 7.01% for the quarter ended January 31, 2004, and the Nasdaq was up 6.93%. The bond market trailed as investors seeking higher returns shifted into equities. The Lehman Brothers Government/Credit Bond Index was up 2.18% for the quarter. The Castle Convertible Fund was up 5.69% for the same period.

Continued federal tax cuts, low interest rates, and increased corporate capital spending should lead to steady economic growth for the remainder of 2004. Under current market conditions, with the relatively low yields on bonds, fixed-income investments should look less attractive than equities.

                                       /s/ Dan C. Chung

                                       Dan C. Chung
                                       Chief Investment Officer


March 10, 2004

CASTLE CONVERTIBLE FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2004


Principal     Corporate Convertible
 Amount        Bonds-65.6%                            Value
--------------------------------------------------------------

              AEROSPACE & DEFENSE-1.9%
$  500,000    EDO Corporation, Cv. Sub.
               Notes, 5.25%, 4/15/07               $   552,500
   500,000    L-3 Communications Holdings,
               Inc., Senior Sub. Cv. Contingent
               Debt Securities, 4.40%, 9/15/11         555,000
                                                   -----------
                                                     1,107,500
                                                   -----------

              BIOTECHNOLOGY-1.0%
   500,000    Charles River Laboratories
               International, Inc., Senior Cv.
               Deb., 3.50%, 2/1/22                     575,150
                                                   -----------

              CAPITAL MARKETS-1.4%
   800,000    E*TRADE Group, Inc., Cv. Sub.
               Notes, 6.00%, 2/1/07                    820,000
                                                   -----------

              COMMUNICATION SERVICES
               & SUPPLIES-2.4%
   750,000    Cendant Corporation, Cv. Senior
               Deb., 3.875%, 11/27/11                  808,125
   600,000    SCI Systems, Inc., Cv. Sub.
               Notes, 3.00%, 3/15/07                   578,220
                                                   -----------
                                                     1,386,345
                                                   -----------

              COMMUNICATIONS EQUIPMENT-9.6%
   850,000    Adaptec, Inc., Cv. Sub. Notes,
               3.00%, 3/5/07                           856,375
 1,000,000    Brocade Communications
               Systems, Inc., Cv. Sub. Notes,
               2.00%, 1/1/07                           925,000
 1,000,000    CIENA Corporation, Cv. Notes,
               3.75%, 2/1/08                           931,200
 1,000,000    Corning Incorporated, 3.50%,
               Cv. Deb., 11/1/08                     1,423,800
 1,250,000    Nortel Networks Corporation,
               Cv. Senior Notes, 4.25%,
               9/1/08                                1,332,750
                                                   -----------
                                                     5,469,125
                                                   -----------

              COMPUTER SOFTWARE-3.7%
   550,000    BEA Systems, Inc., Cv. Sub.
               Notes, 4.00%, 12/15/06                  554,125
   999,000    Juniper Networks, Inc., Cv. Sub.
               Notes, 4.75%, 3/15/07                 1,022,726
   500,000    Mercury Interactive Corporation,
               Cv. Sub. Notes, 4.75%, 7/1/07           510,000
                                                   -----------
                                                     2,086,851
                                                   -----------

              CONSUMER FINANCE-1.5%
   850,000    Providian Financial Corp., Cv.
               Senior Notes, 3.25%, 8/15/05            825,520
                                                   -----------

              ELECTRONIC EQUIPMENT &
               INSTRUMENTS-1.5%
   850,000    Tech Data Corporation, Cv. Sub.
               Deb., 2.00%, 12/15/21                   871,420
                                                   -----------

              ENERGY EQUIPMENT & SERVICES-2.7%
   650,000    Kerr-McGee Corporation, Cv.
               Sub. Deb., 5.25%, 2/15/10               691,405
   250,000    PPL Corporation, Senior Cv.
               Notes, 2.625%, 5/15/23(a)               261,875
   550,000    Pride International Inc., Cv.
               Senior Notes, 3.25%, 5/1/33(a)          596,750
                                                   -----------
                                                     1,550,030
                                                   -----------

              FOOD & DRUG RETAILING-1.4%
   700,000    Rite Aid Corporation, Cv. Notes,
               4.75%, 12/1/06                          806,050
                                                   -----------

              HEALTH CARE-5.0%
   500,000    AmeriSource Health Corporation,
               Cv. Sub. Notes, 5.00%, 12/1/07          587,625
   500,000    Apria Healthcare Group Inc.,
               Cv. Senior Notes, 3.375%,
               5/15/33(a)                              595,650
   800,000    Edwards Lifesciences
               Corporation, CV. Senior Deb.,
               3.875%, 5/15/33(a)                      823,040
   450,000    LifePoint Hospitals, Inc., Cv.
               Sub. Notes, 4.50%, 6/1/09               484,875
   375,000    Province Healthcare Company,
               Cv. Sub. Notes, 4.50%,
               11/20/05                                377,813
                                                   -----------
                                                     2,869,003
                                                   -----------

              HOTELS, RESTAURANTS &
               LEISURE-1.9%
   250,000    Fairmont Hotels & Resorts Inc.,
               Cv. Senior Notes, 3.75%,
               2/1/23(a)                               265,300
   750,000    Hilton Hotels Corp., Cv. Sub.
               Notes, 3.375%, 4/15/23                  791,250
                                                   -----------
                                                     1,056,550
                                                   -----------

              INDUSTRIAL CONGLOMERATES-2.3%
   500,000    TYCO International Group, Cv.
               Senior Deb., 2.75%, 1/15/18(a)          641,250
   500,000    TYCO International Group, Cv.
               Senior Deb., 2.75%, 1/15/18             641,250
                                                   -----------
                                                     1,282,500
                                                   -----------

              MEDIA-6.4%
 1,350,000    Liberty Media Corporation,
               Senior Exchangeable Deb.,
               3.50%, 1/15/31                        1,225,125
   800,000    Liberty Media Corporation, Senior
               Exchangeable Deb., 3.25%,
               3/15/31                                 784,960
   725,000    Regal Entertainment Group,
               Cv. Senior Notes, 3.75%,
               5/15/08(a)                              812,000
   825,000    Sinclair Broadcast Group, Inc.,
               Cv. Senior Sub. Notes, 4.875%,
               7/15/18                                 858,990
                                                   -----------
                                                     3,681,075
                                                   -----------





Principal     Corporate Convertible
 Amount        Bonds-(Continued)                      Value
--------------------------------------------------------------

              METALS & MINING-2.0%
$  750,000    Freeport-McMoran Copper &
               Gold, Inc., Cv. Senior Notes,
               7.00%, 2/11/11(a)                   $ 1,158,750
                                                   -----------

              PHARMACEUTICALS-3.6%
 1,200,000    IVAX Corporation, Cv. Senior
               Sub. Notes, 4.50%, 5/15/08            1,228,500
   850,000    Sepracor, Inc., Cv. Sub. Deb.,
               5.00%, 2/15/07                          811,750
                                                   -----------
                                                     2,040,250
                                                   -----------

              RETAIL-5.0%
   750,000    Barnes & Noble, Inc., Cv. Sub.
               Notes, 5.25%, 3/15/09                   809,100
   250,000    Gap, Inc. (The), Senior Cv.
               Notes, 5.75%, 3/15/09(a)                325,000
   500,000    Gap, Inc. (The), Senior Cv.
               Notes, 5.75%, 3/15/09                   650,000
 1,000,000    Penney (J.C.) Company, Inc.,
               Cv. Sub. Notes, 5.00%,
               10/15/08                              1,096,800
                                                   -----------
                                                     2,880,900
                                                   -----------

              ROAD & RAIL-1.9%
   850,000    Yellow Corporation, Contingent
               Senior Cv. Notes, 5.00%,
               8/8/23(a)                             1,056,125
                                                   -----------

              SEMICONDUCTOR EQUIPMENT
               & PRODUCTS-8.5%
 1,150,000    Fairchild Semiconductor
               Corporation, Senior Cv. Sub.
               Notes, 5.00%, 11/1/08                 1,252,120
 1,150,000    International Rectifier
               Corporation, Cv. Sub. Notes,
               4.25%, 7/15/07                        1,145,630
   375,000    Lam Research Corporation, Cv.
               Sub. Notes, 4.00%, 6/1/06               367,500
   725,000    LSI Logic Corporation, Cv. Sub.
               Notes, 4.00%, 11/1/06                   714,125
   500,000    LSI Logic Corporation, Cv. Sub.
               Notes, 4.00%, 5/16/10                   594,400
   650,000    Teradyne, Inc., Senior Cv.
               Notes, 3.75%, 10/15/06                  768,625
                                                   -----------
                                                     4,842,400
                                                   -----------

              WIRELESS TELECOMMUNICATION
               SERVICES-1.9%
 1,100,000    Nextel Communications, Inc.,
               Cv. Senior Notes, 5.25%,
               1/15/10                               1,108,250
                                                   -----------
              Total Corporate Convertible
               Bonds (Cost $33,680,706)             37,473,794
                                                   -----------

  Shares      Preferred Stock-1.0%
----------
              MEDIA
     7,000    Tribune Co., Exchangeable Sub.
               Deb., 2.00%, 5/15/29
               (Cost $551,600)                         585,200
                                                   -----------


              Mandatory Convertible
  Shares       Securities-(Continued)                 Value
--------------------------------------------------------------

              AUTOMOBILES-1.8%
    38,000    General Motors Corporation,
               4.50%, Cv. Senior Deb.,
               Class A, 3/6/32                     $ 1,013,460
                                                   -----------

              BANKS-1.2%
    11,700    Washington Mutual Capital
               Trust 2001, 5.375%, Cv. Pfd.
               Income Equity Redeemable
               Securities                              698,373
                                                   -----------

              COMMUNICATIONS EQUIPMENT-1.4%
       650    Lucent Technology Inc., 7.75%,
               Cumulative Convertible Trust            880,750
                                                   -----------

              DIVERSIFIED FINANCIALS-.8%
    10,550    Household International Inc.,
               8.875%, Adjustable Conversion
               Rate Equity Security Units              459,453
                                                   -----------

              HOUSEHOLD DURABLES-.9%
    10,500    Newell Financial Trust I, 5.25%,
               Cv. Quarterly Income Pfd.               494,812
                                                   -----------

              INSURANCE-3.1%
    21,000    Chubb Corporation (The), 7.00%,
               Equity Units                            615,930
    44,000    Travelers Property Casualty
               Corp., 4.50%, Cv. Jr. Sub.
               Notes                                 1,133,000
                                                   -----------
                                                     1,748,930
                                                   -----------

              MEDIA-1.6%
    25,000    Comcast Corporation, 2.00%,
               Exch. Sub. Deb., 10/15/29               897,500
                                                   -----------

              PAPER PACKAGING & FOOD
               PRODUCTS-1.3%
    15,000    International Paper
               Capital Trust, 5.25%, Cv. Pfd           757,500
                                                   -----------

              RETAIL-2.1%
    25,000    United Rental Trust I, 6.50%,
               Cv. Quarterly Income Pfd.,
               8/1/28                                1,179,750
                                                   -----------
              Total Convertible Preferred
               Securities (Cost $6,697,716)          8,130,528
                                                   -----------

              Mandatory Convertible
               Securities-6.6%

              DIVERSIFIED TELECOMMUNICATION
               SERVICES-1.9%
    12,000    ALLTEL Corporation, 7.75%,
               Equity Units, 5/17/05(b)                606,000
    20,000    CenturyTel, Inc., 6.875%,
               Corporate Units, 5/15/05(b)             468,800
                                                   -----------
                                                     1,074,800
                                                   -----------

              ENERGY-1.0%
    10,000    Dominion Resources Inc., 8.75%,
               Upper DECS Equity Income
               Securities, 5/15/06(b)                  563,500
                                                   -----------




              Mandatory Convertible
  Shares       Securities-(Continued)                 Value
--------------------------------------------------------------

              HEALTH CARE-2.2%
     6,375    Anthem, Inc., 6.00%, Equity
               Security Units, 11/15/04(b)         $   617,482
    10,000    Omnicare Capital Trust I, 4.00%,
               Income Equity Redeemable
               Securities, 6/15/33(b)                  660,000
                                                   -----------
                                                     1,277,482
                                                   -----------

              INSURANCE-.5%
     4,400    PartnerRe Ltd., 8.00%,
               Premium Equity Participating
               Security Units, 12/31/04(b)             251,460
                                                   -----------

              OIL & GAS-1.0%
    10,000    Amerada Hess Corp., 7.00%,
               (ACES), 12/1/06(b)                      577,300
                                                   -----------
              Total Mandatory Convertible
               Securities (Cost $3,367,405)          3,744,542
                                                   -----------

              Common Stocks-10.2%

              DIVERSIFIED FINANCIALS-4.8%
     7,500    Bank of America Corporation              610,950
    17,500    Citigroup Inc.                           865,900
    15,000    J.P. Morgan Chase & Co.                  583,350
       240    Piper Jaffray Companies, Inc.*            11,268
    24,000    U.S. Bancorp                             678,480
                                                   -----------
                                                     2,749,948
                                                   -----------

              ELECTRIC UTILITIES-1.6%
     7,500    FirstEnergy Corp.                        281,400
    27,500    TXU Corp.                                660,000
                                                   -----------
                                                       941,400
                                                   -----------

              GAS COMPANIES-.3%
     4,000    KeySpan Corporation                      145,880
                                                   -----------

              HEALTH CARE-.1%
       820    Medco Health Solutions, Inc.*             30,217
                                                   -----------

              OIL & GAS-1.2%
    10,000    ConocoPhillips                           658,800
                                                   -----------

              PHARMACEUTICALS-1.5%
    20,000    Bristol-Myers Squibb Company             561,000
     6,800    Merck & Co., Inc.                        323,680
                                                   -----------
                                                       884,680
                                                   -----------

              WIRELESS TELECOMMUNICATION
               SERVICES-.7%
    11,000    Verizon Communications Inc.              405,460
                                                   -----------
              Total Common Stocks
               (Cost $4,860,683)                     5,816,385
                                                   -----------

Principal     Short-Term
 Amount        Investments-1.7%
----------
$1,000,000    Federal Agricultural Mortgage
               Corp., 0.81%, 2/2/04
               (Cost $999,955)                         999,955
                                                   -----------

Total Investments
 (Cost $50,158,065)(c)                    99.3%     56,750,404
Other Assets in Excess of Liabilities       .7         416,247
                                         ---------------------
Net Assets                               100.0%    $57,166,651
                                         =====================
Net Asset Value Per Share                               $25.57
                                                        ======

--------------------
*     Non-income producing security.
(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.
(b) These securities are required to be converted on the date listed; they generally may be converted prior to this date at the option of the holder.

CASTLE CONVERTIBLE FUND, INC.
SUMMARY OF OPERATIONS
For the three months ended January 31, 2004 (Unaudited)


INVESTMENT INCOME:
  Income:
    Dividends                                                                          $  188,932
    Interest                                                                              363,600
                                                                                       ----------
      Total Income                                                                        552,532
      Total Expenses                                                                      151,277
                                                                                       ----------
NET INVESTMENT INCOME                                                                     401,255
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments                                       $  323,594
  Net change in unrealized appreciation (depreciation) on investments     2,537,466
                                                                         ----------
    Net realized and unrealized gain (loss) on investments                              2,861,060
                                                                                       ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                   $3,262,315
                                                                                       ==========

Castle Convertible Fund, Inc.








Investment Adviser

Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003
-------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent

Alger Shareholder Services, Inc.
30 Montgomery Street, Box 2001
Jersey City, N.J. 07302-9811
-------------------------------------------------------------

This report was prepared for distribution to sharehold-ers and to others who may be interested in current information concerning the Fund. It was not prepared for use, nor is it circulated in connection with any offer to sell, or solicitation of any offer to buy, any securities.





Castle Convertible Fund, Inc.




                              Quarterly Report
                              January 31, 2004